Related Parties - Additional Information (Detail) - USD ($) $ in Millions		3 Months Ended			9 Months Ended	12 Months Ended
	Apr. 03, 2017	Mar. 31, 2017	Sep. 30, 2016	Mar. 31, 2016	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Oct. 01, 2016
Related Party Transaction [Line Items]
Net Sales		$ 267.3		$ 240.1		$ 983.5	$ 1,049.5	$ 1,080.1
Cost of sales		63.0		55.0		226.2	230.9	236.3
Share-based compensation costs				0.3	$ 1.2		1.6	2.1
Operating lease commitments						117.5
Non-cancelable sublease rental						34.7
Receivable from RR Donnelley		84.2				96.0	0.0
Non-cash settlement related to intercompany note payable						29.6	0.0	0.0
Outsourcing Business
Related Party Transaction [Line Items]
Cost of sales		9.9		11.2		37.8	40.4	39.3
R.R. Donnelley & Sons Company
Related Party Transaction [Line Items]
Net Sales		4.0		1.4		19.4	7.8	8.0
Net pension plan liabilities									$ 68.3
Total benefit plan liability									317.0
Plan assets, fair market value									$ 248.7
Receivable from RR Donnelley		$ 84.2				$ 96.0
Non-cash settlement related to intercompany note payable			$ 29.6
Transition Services Agreements
Related Party Transaction [Line Items]
Intercompany agreements, description		In connection with the Separation, the Company entered into transition services agreements separately with RRD and LSC, under which, in exchange for the fees specified in the arrangements, RRD and LSC agree to provide certain services to the Company and the Company agrees to provide certain services to RRD, respectively, for up to 24 months following the Separation. These services include, but are not limited to, information technology, accounts receivable, accounts payable, payroll and other financial and administrative services and functions. These agreements facilitate the separation by allowing the Company to operate independently prior to establishing stand-alone back office systems across its organization.				In connection with the Separation, the Company entered into transition services agreements separately with RRD and LSC, under which, in exchange for the fees specified in the arrangements, RRD and LSC agree to provide certain services to the Company and the Company agrees to provide certain services to RRD, respectively, for up to 24 months following the Separation. These services include, but are not limited to, information technology, accounts receivable, accounts payable, payroll and other financial and administrative services and functions. These agreements facilitate the separation by allowing the Company to operate independently prior to establishing stand-alone back office systems across its organization.
Term of agreement		24 months				24 months
Commercial and Other Arrangements
Related Party Transaction [Line Items]
Intercompany agreements, description		The Company entered into a number of commercial and other arrangements with RRD and its subsidiaries. These include, among other things, arrangements for the provision of services, including global outsourcing and logistics services, printing and binding, digital printing, composition and access to technology. The Company also entered into a number of commercial and other arrangements with LSC and its subsidiaries, pursuant to which LSC will print and bind products for the Company. The terms of the arrangements with RRD and LSC do not exceed 24 months. Subsequent to the Separation, RRD and LSC are clients of the Company and expect to utilize financial communication software and services that the Company provides to all of its clients.				The Company entered into a number of commercial and other arrangements with RRD and its subsidiaries. These include, among other things, arrangements for the provision of services, including global outsourcing and logistics services, printing and binding, digital printing, composition, premedia and access to technology. The Company also entered into a number of commercial and other arrangements with LSC and its subsidiaries, pursuant to which LSC will print and bind products for the Company. The terms of the arrangements with RRD and LSC do not exceed 24 months. Subsequent to the Separation, RRD and LSC are clients of the Company and expect to utilize financial communication software and services that the Company provides to all of its clients.
Term of agreement		24 months				24 months
Separation and Distribution Agreement
Related Party Transaction [Line Items]
Operating lease commitments						$ 13.7
Separation and Distribution Agreement | R.R. Donnelley & Sons Company
Related Party Transaction [Line Items]
Non-cancelable sublease rental						4.6
Receivable from RR Donnelley						68.0
Target cash balance			$ 50.0		$ 50.0
Separation and Distribution Agreement | R.R. Donnelley & Sons Company | Subsequent Event
Related Party Transaction [Line Items]
Cash payment received from RR Donnelley	$ 68.0
Freight and Logistics and Services | R.R. Donnelley & Sons Company | Printed Products
Related Party Transaction [Line Items]
Cost of sales		$ 18.8		$ 20.4		$ 57.9	$ 68.3	$ 76.5